Financial Instruments - Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ (6,414)	£ (6,365)
Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(7,177)	(7,281)
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(2,060)	(1,392)
Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(2,214)	(1,572)
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(512)	(595)
1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(616)	(718)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(90)	(521)
2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(191)	(647)
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(705)	(730)
3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(782)	(939)
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(462)	(696)
4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(536)	(774)
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(2,585)	(2,431)
More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(2,838)	(2,631)
Fixed rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(6,015)	(6,080)
Fixed rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,332)	(752)
Fixed rate borrowings [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(528)	(610)
Fixed rate borrowings [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(134)	(552)
Fixed rate borrowings [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(732)	(879)
Fixed rate borrowings [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(498)	(732)
Fixed rate borrowings [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(2,791)	(2,555)
Floating rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(779)	(690)
Floating rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(779)	(686)
Floating rate borrowings [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings		(4)
Lease liabilities [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(388)	(411)
Lease liabilities [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(104)	(104)
Lease liabilities [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(92)	(92)
Lease liabilities [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(62)	(75)
Lease liabilities [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(50)	(47)
Lease liabilities [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(32)	(30)
Lease liabilities [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(48)	(63)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Total	(6,367)	(6,387)
Carrying amount [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(5,293)	(5,315)
Carrying amount [member] | Floating rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(779)	(690)
Carrying amount [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(342)	(360)
Interest rate derivatives [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(4)	(19)
Derivative financial assets	48	37
Interest rate derivatives [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1)	(2)
Derivative financial assets	19	12
Interest rate derivatives [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(2)
Derivative financial assets	10	13
Interest rate derivatives [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(2)
Derivative financial assets	8	3
Interest rate derivatives [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(2)
Derivative financial assets	8	1
Interest rate derivatives [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1)	(3)
Derivative financial assets	3	5
Interest rate derivatives [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)	(8)
Derivative financial assets		3
Interest rate derivatives [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(4)	(15)
Derivative financial assets	35	21
Cross-currency interest rate swaps [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(635)	(707)
Derivative financial assets	593	635
Cross-currency interest rate swaps [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(41)	(48)
Derivative financial assets	31	33
Cross-currency interest rate swaps [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(16)	(21)
Derivative financial assets	7	8
Cross-currency interest rate swaps [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(16)	(21)
Derivative financial assets	7	8
Cross-currency interest rate swaps [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(35)	(21)
Derivative financial assets	26	8
Cross-currency interest rate swaps [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(15)	(39)
Derivative financial assets	7	25
Cross-currency interest rate swaps [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(512)	(557)
Derivative financial assets	515	553
Cross-currency interest rate swaps [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1)	(1)
Derivative financial assets	14	13
Forward foreign exchange contracts [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,548)	(2,079)
Derivative financial assets	2,551	2,033
Forward foreign exchange contracts [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,984)	(1,498)
Derivative financial assets	1,977	1,473
Forward foreign exchange contracts [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(351)	(375)
Derivative financial assets	354	361
Forward foreign exchange contracts [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(179)	(181)
Derivative financial assets	185	173
Forward foreign exchange contracts [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(34)	(25)
Derivative financial assets	35	26
Forward foreign exchange contracts [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Forward foreign exchange contracts [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Forward foreign exchange contracts [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(29)	(53)
Derivative financial assets	£ 32	£ 13